Notes Payable - Schedule of Convertible Notes Payable and Related Debt Discount and Derivative Liability (Details) (10K) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 16, 2020	Dec. 02, 2020	Nov. 30, 2020	Nov. 19, 2020	Nov. 05, 2020	Oct. 30, 2020
Derivative liability	$ 3,404,101	$ 5,649,412	$ 3,012,597
Noteholder A [Member]
Derivative liability						$ 883,229		$ 239,615
Noteholder C [Member]
Maturity date	Dec. 29, 2102
Interest rate							6.00%
Debt discount							$ (15,000)
Noteholder D [Member]
Derivative liability		$ 48,718		$ 123,768	$ 131,360				$ 42,472
Convertible Notes Payable One [Member] | Noteholder A [Member]
Origination date	Feb. 12, 2019	Jan. 30, 2019	Aug. 01, 2018
Maturity date	Feb. 11, 2020	Jan. 30, 2021	Aug. 01, 2019
Interest rate	8.00%	10.00%	12.00%
Balance	$ 388,889	$ 437,222	$ 50,000
Debt discount		(73,070)
Net amount of liabilities presented	388,889	364,152	50,000
Derivative liability	$ 424,825	$ 1,190,002	$ 61,285
Convertible Notes Payable One [Member] | Noteholder B [Member]
Origination date		Dec. 03, 2018	Dec. 03, 2018
Maturity date		Dec. 04, 2019	Dec. 04, 2019
Interest rate		9.00%	9.00%
Balance		$ 262,500	$ 250,000
Debt discount			(34,770)
Net amount of liabilities presented		262,500	215,260
Derivative liability		$ 232,108	$ 91,773
Convertible Notes Payable One [Member] | Noteholder C [Member]
Interest rate	24.00%	24.00%
Balance	$ 2,001,000	$ 2,001,000
Debt discount	(48,152)	(512,027)
Net amount of liabilities presented	1,952,848	1,488,973
Derivative liability	$ 1,577,648	$ 1,862,542
Convertible Notes Payable One [Member] | Noteholder D [Member]
Origination date	Dec. 03, 2018	Jul. 11, 2019
Maturity date	Dec. 04, 2019	Jan. 11, 2020
Interest rate	9.00%	14.00%
Balance	$ 163,700	$ 158,900
Debt discount
Net amount of liabilities presented	163,700	158,900
Derivative liability	$ 129,066	$ 151,491
Convertible Notes Payable Two [Member] | Noteholder A [Member]
Origination date	Mar. 15, 2019	Feb. 12, 2019	Dec. 05, 2018
Maturity date	Mar. 14, 2020	Feb. 11, 2020	Dec. 04, 2019
Interest rate	8.00%	8.00%	12.00%
Balance	$ 222,222	$ 388,889	$ 166,667
Debt discount			(30,137)
Net amount of liabilities presented	222,222	388,889	136,530
Derivative liability	$ 242,757	$ 647,591	$ 206,048
Convertible Notes Payable Two [Member] | Noteholder B [Member]
Origination date			Jul. 11, 2019
Maturity date			Jan. 11, 2020
Interest rate			14.00%
Balance			$ 200,000
Debt discount			(143,020)
Net amount of liabilities presented			56,980
Derivative liability			$ 168,028
Convertible Notes Payable Three [Member] | Noteholder A [Member]
Origination date	Apr. 05, 2019	Mar. 15, 2019	Jan. 07, 2019
Maturity date	Apr. 04, 2020	Mar. 14, 2020	Jan. 07, 2020
Interest rate	8.00%	8.00%	12.00%
Balance	$ 388,889	$ 222,222	$ 111,111
Debt discount			(30,137)
Net amount of liabilities presented	388,889	222,222	80,974
Derivative liability	$ 424,825	$ 370,051	$ 138,146
Convertible Notes Payable Four [Member] | Noteholder A [Member]
Origination date	Aug. 05, 2019	Apr. 05, 2019	Jan. 30, 2019
Maturity date	Aug. 05, 2020	Apr. 04, 2020	Jan. 30, 2021
Interest rate	12.00%	8.00%	10.00%
Balance	$ 111,111	$ 388,889	$ 437,222
Debt discount			(291,681)
Net amount of liabilities presented	111,111	388,889	145,541
Derivative liability	121,378	$ 647,591	$ 682,336
Convertible Notes Payable Five [Member] | Noteholder A [Member]
Origination date		Aug. 05, 2019	Feb. 12, 2019
Maturity date		Aug. 05, 2020	Feb. 11, 2020
Interest rate		12.00%	8.00%
Balance		$ 111,111	$ 388,889
Debt discount		(37,037)	(143,836)
Net amount of liabilities presented		74,074	245,053
Derivative liability		185,026	$ 505,078
Convertible Notes Payable Six [Member] | Noteholder A [Member]
Origination date			Mar. 15, 2019
Maturity date			Mar. 14, 2020
Interest rate			8.00%
Balance			$ 222,222
Debt discount			(101,065)
Net amount of liabilities presented			121,157
Derivative liability			$ 300,457
Convertible Notes Payable Seven [Member] | Noteholder A [Member]
Origination date			Apr. 05, 2019
Maturity date			Apr. 04, 2020
Interest rate			8.00%
Balance			$ 388,889
Debt discount			(199,239)
Net amount of liabilities presented			189,650
Derivative liability			$ 550,493
Convertible Notes Payable Eight [Member] | Noteholder A [Member]
Origination date			Aug. 05, 2019
Maturity date			Aug. 05, 2020
Interest rate			12.00%
Balance			$ 111,111
Debt discount			(94,064)
Net amount of liabilities presented			17,047
Derivative liability			168,659
Convertible Notes Payable [Member]
Balance	3,275,811	3,970,733	2,326,111
Debt discount	(48,152)	(622,134)	(1,067,949)
Net amount of liabilities presented	3,227,659	3,348,599	1,258,192
Derivative liability	$ 2,920,499	$ 5,286,402	$ 2,872,303